Note 38	12 Months Ended
Dec. 31, 2023
Dividend income [Abstract]
Disclosure of dividend income [Text Block]	Dividend income
The balances for this heading in the consolidated income statements correspond to dividends on shares and equity instruments other than those from shares in entities accounted for using the equity method (see Note 39), as can be seen in the breakdown below:

Dividend income (Millions of Euros)
	2023	2022	2021
Non-trading financial assets mandatorily at fair value through profit or loss	11	15	64
Financial assets at fair value through other comprehensive income ⁽¹⁾	107	108	112
Total	118	123	176
(1) This dividend income corresponds mainly to investments held at the end of the year.